Accumulated other comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accumulated other comprehensive income
Balance		¥ 14,250,576	¥ 5,781,804	¥ 3,613,267
Foreign currency translation, net of tax of nil	$ (1,030)	(7,083)	342,348	(288,956)
Fair value changes of available-for-sale investments, net of tax of nil			32,633	(17,042)
Reclassification adjustment for losses included in net income, net of tax of nil			(55,615)	36,567
Balance	$ 2,503,208	17,210,793	14,250,576	5,781,804
Tax on Foreign currency translation		0	0	0
Tax on Fair value change of available-for-sale investments		0
Adoption of new accounting standards		176,370
Accumulated other comprehensive income (loss)
Accumulated other comprehensive income
Balance		(24,242)	(343,608)	(70,981)
Foreign currency translation, net of tax of nil		(7,083)	342,348	(292,152)
Fair value changes of available-for-sale investments, net of tax of nil			32,633	(17,042)
Reclassification adjustment for losses included in net income, net of tax of nil			(55,615)	36,567
Balance		(30,883)	(24,242)	(343,608)
Tax on Foreign currency translation		0	0	0
Tax on Fair value change of available-for-sale investments			0	0
Tax on Reclassification adjustment for losses included in net income			0	0
Adoption of new accounting standards		442
Accumulated other comprehensive income (loss) | ASU 2016-01
Accumulated other comprehensive income
Adoption of new accounting standards		442
Cumulative Translation Adjustments
Accumulated other comprehensive income
Balance		(23,800)	(366,148)	(73,996)
Foreign currency translation, net of tax of nil		(7,083)	342,348	(292,152)
Balance		(30,883)	(23,800)	(366,148)
Unrealized Gain and (Loss) on Available-for-sale Securities
Accumulated other comprehensive income
Balance		(442)	22,540	3,015
Fair value changes of available-for-sale investments, net of tax of nil			32,633	(17,042)
Reclassification adjustment for losses included in net income, net of tax of nil			(55,615)	36,567
Balance			¥ (442)	¥ 22,540
Unrealized Gain and (Loss) on Available-for-sale Securities | ASU 2016-01
Accumulated other comprehensive income
Adoption of new accounting standards		¥ 442